CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement of Comprehensive Income [Abstract]
Tax on change in unrealized losses of defined benefit plans	$ 3,749	$ 5,909	$ 0
Tax on reclassification of (gains) losses to net income, defined benefit plan	0	0	0
Tax on unrealized gains (losses) on cash flow hedges	3,981	15,083	(6,532)
Tax on reclassification of cash flow hedges to earnings	(880)	3,792	1,150
Tax on foreign currency translation adjustments	$ 603	$ 1,767	$ 274